Expenses by Nature (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	$ 196,112	$ 227,299	$ 440,562
Total depreciation, depletion and amortization	119,220	115,036	224,546
Total G&A	58,326	55,156	119,722
Recurring allowance for credit losses	0	0	8,478
Total expense	373,658	397,491	793,308
Aggregate remuneration (including Directors):
Wages and salaries	62,662	61,135	124,834
Payroll taxes	5,456	5,238	10,163
Benefits	14,778	12,560	31,912
Total employees and benefits expense	82,896	78,933	166,909
LOE
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	98,511	111,637	213,078
Production taxes
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	19,993	31,307	61,474
Midstream operating expense
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	35,563	34,391	69,792
Transportation expense
Disclosure of attribution of expenses by nature to their function [line items]
Total operating expense	42,045	49,964	96,218
Depreciation and amortization
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation, depletion and amortization	29,471	27,503	56,453
Depletion
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation, depletion and amortization	89,749	87,533	168,093
Employees administrative costs and professional services
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	40,482	38,497	78,659
Costs associated with acquisitions
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	3,724	8,866	16,775
Other adjusting costs
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	10,451	3,376	17,794
Non-cash equity compensation
Disclosure of attribution of expenses by nature to their function [line items]
Total G&A	$ 3,669	$ 4,417	$ 6,494